Wildermuth Endowment Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS — 11.4%
	ADVERTISING — 0.3%
184,413	National CineMedia, Inc.	$601,186

	AIRLINES — 0.6%
35,000	Delta Air Lines, Inc.	998,550
12,000	Transat AT, Inc.(a)	71,912
		1,070,462
	APPAREL — 0.1%
538	Kering	280,924

	BANKS — 0.1%
3,970	Bank of New York Mellon Corp.	133,710

	BEVERAGES — 0.1%
1,938	Pernod Ricard SA	275,262

	BIOTECHNOLOGY — 0.7%
1,043	CSL, Ltd.	189,386
2,270	Regeneron Pharmaceuticals, Inc.(a)	1,108,418
		1,297,804
	BUILDING MATERIALS — 0.3%
4,422	LafargeHolcim, Ltd.(a)	161,598
8,550	Owens Corning	331,825
		493,423
	CHEMICALS — 0.0%
700	FMC Corp.	57,183

	COMMERCIAL SERVICES — 0.8%
2,300	FleetCor Technologies, Inc.(a)	429,042
15,046	McMillan Shakespeare, Ltd.	65,474
3,207	S&P Global, Inc.	785,875
977	Wirecard AG	112,182
		1,392,573
	COSMETICS/PERSONAL CARE — 0.6%
9,240	Procter & Gamble Co.	1,016,400

	DISTRIBUTION/WHOLESALE — 0.3%
27,674	Inchcape PLC	148,647
15,593	Triton International, Ltd.	403,391
		552,038

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2020 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS (CONTINUED)
	DIVERSIFIED FINANCIAL SERVICES — 0.4%
7,985	LPL Financial Holdings, Inc.	$434,624
46,619	Mitsubishi UFJ Lease & Finance Co., Ltd.	229,737
		664,361
	ELECTRIC — 0.3%
15,000	Clearway Energy, Inc. - Class A	257,550
14,300	Clearway Energy, Inc. - Class C	268,840
		526,390
	ELECTRONICS — 0.0%
3,860	nVent Electric PLC	65,118

	ENERGY-ALTERNATE SOURCES — 0.2%
27,642	TransAlta Renewables, Inc.	288,771

	ENGINEERING & CONSTRUCTION — 0.1%
5,500	ACS Actividades de Construccion y Servicios SA	107,508
9,400	HomeServe PLC	123,313
		230,821
	FOOD — 0.4%
975	JM Smucker Co.	108,225
4,030	Mondelez International, Inc. - Class A	201,822
7,920	Sysco Corp.	361,390
1,150	TreeHouse Foods, Inc.(a)	50,773
1,066	Tyson Foods, Inc. - Class A	61,689
		783,899
	HEALTHCARE-PRODUCTS — 0.3%
15,516	Boston Scientific Corp.(a)	506,287

	HEALTHCARE-SERVICES — 0.6%
14,479	Centene Corp.(a)	860,197
3,380	Fresenius SE & Co. KGaA	125,832
3,839	Ramsay Health Care, Ltd.	134,585
		1,120,614
	HOME FURNISHINGS — 0.2%
5,930	Sony Corp., ADR	350,937

	INTERNET — 1.4%
546	Alphabet, Inc. - Class A(a)	634,425
450	Amazon.com, Inc.(a)	877,374

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2020 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS (CONTINUED)
	INTERNET (Continued)
16,140	eBay, Inc.	$485,168
3,536	Facebook, Inc. - Class A(a)	589,805
		2,586,772
	MACHINERY-CONSTRUCTION & MINING — 0.1%
22,255	Mitsubishi Electric Corp.	275,211

	MACHINERY-DIVERSIFIED — 0.1%
1,025	AGCO Corp.	48,431
394	Deere & Co.	54,435
		102,866
	MINING — 0.1%
14,000	Kinross Gold Corp.(a)	55,720
1,075	Rio Tinto PLC, ADR	48,977
2,810	Teck Resources, Ltd.	21,243
39,053	Yamana Gold, Inc.	107,396
		233,336
	MISCELLANEOUS MANUFACTURING — 0.1%
17,040	General Electric Co.	135,298

	OIL & GAS — 0.0%
68,500	QEP Resources, Inc.	22,913
475	Royal Dutch Shell PLC, Class A, ADR	16,573
1,000	Suncor Energy, Inc.	15,800
		55,286
	PHARMACEUTICALS — 0.7%
6,220	Dechra Pharmaceuticals PLC	181,394
4,082	Johnson & Johnson	535,273
3,200	Novartis AG, ADR	263,840
2,491	UCB SA	215,919
		1,196,426
	PIPELINES — 0.3%
2,000	CNX Midstream Partners LP	16,200
10,220	Enable Midstream Partners LP	26,265
13,850	Enbridge, Inc.	402,897
1,716	Genesis Energy LP	6,727
888	Phillips 66 Partners LP	32,350
		484,439
	REAL ESTATE — 0.1%
2,000	Atenor	141,321

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2020 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMON STOCKS (CONTINUED)
	REITS — 0.1%
41,123	VEREIT, Inc. - REIT	$201,092

	RETAIL — 0.1%
7,520	Wendy's Co.	111,898

	SEMICONDUCTORS — 1.6%
2,363	Broadcom, Ltd.	560,267
16,346	Intel Corp.	884,646
2,716	NXP Semiconductors NV	225,238
8,840	Qorvo, Inc.(a)	712,769
32,990	Xperi Corp.	458,891
		2,841,811
	SOFTWARE — 0.1%
11,262	ICT Group NV	99,349
1,380	SAP SE	155,655
		255,004
	TELECOMMUNICATIONS — 0.2%
11,538	NTT DOCOMO, Inc.	360,927
	TOTAL COMMON STOCKS (Cost $22,989,710)	20,689,850

	EXCHANGE TRADED FUNDS — 7.7%
	DEBT FUNDS — 1.8%
15,720	Invesco International Corporate Bond	384,668
1,618	iShares iBoxx High Yield Corporate Bond	124,699
31,000	Vanguard Intermediate-Term Corporate Bond	2,699,790
		3,209,157
	EQUITY FUNDS — 5.9%
44,389	Emerging Markets Internet and Ecommerce	1,398,698
37,354	iShares MSCI Brazil	880,060
36,530	iShares MSCI India	880,738
28,850	iShares MSCI Indonesia	424,961
34,400	iShares MSCI Malaysia	798,080
36,756	iShares MSCI Taiwan	1,211,845
7,700	SPDR S&P 500 ETF Trust	1,984,675
51,512	VanEck Vectors Russia	859,220
29,000	WisdomTree Trust WisdomTree China ex-State-Owned Enterprises Fund	2,222,850
		10,661,127
	TOTAL EXCHANGE TRADED FUNDS (Cost $15,954,396)	13,870,284

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2020 (Unaudited)

Shares, Principal Amount, or Units		Value
	COMMODITY & NATURAL RESOURCE INVESTMENTS — 3.2%
—	Casillas Petroleum Resource Partners, LLC(b)(c)(d)(e)	$1,286,160
—	CM Funding, LLC(b)(c)(d)(e)(f)	1,466,176
—	Kayne Anderson Engergy Fund VII LP(b)(d)(e)	1,492,471
—	Thunder Investment Partners, LLC(b)(c)(d)(e)(f)	1,481,117
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $6,632,577)	5,725,924

	DIRECT REAL ESTATE — 5.6%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(b)(e)	1,630,603
400,000	Dog Wood Park of Northeast Florida, LLC, 9.50%, 12/21/2020(b)(c)(e)(f)(g)	357,105
400,000	Hauiki Hui, LLC, 9.50%, 1/1/2021(b)(c)(e)(f)(g)	230,672
1,800,000	LaGrange Senior Living, LLC(b)(c)(e)(f)	1,800,000
—	Polara Builder II, LLC - Pib Storage Owners(b)(c)(e)(f)	1,711,558
—	Polara Builder II, LLC - Savannah Self Storage(b)(c)(e)(f)	3,016,936
—	RS17 Rexburg Preferred, LLC(b)(c)(e)(f)	1,434,299
	TOTAL DIRECT REAL ESTATE (Cost $8,500,233)	10,181,173

	HEDGE FUNDS — 3.9%
—	Altegris Millennium Fund LP(b)(e)(h)	1,089,134
—	CRC Bond Opportunity Trading Fund LP(b)(e)(h)	2,696,750
—	EJF Trust Preferred Fund LP(b)(e)(h)	781,542
—	Rosebrook Opportunities Fund LP(b)(e)(h)	1,647,302
—	Tides Capital Gamma LP(b)(e)(f)(h)	818,056
	TOTAL HEDGE FUNDS (Cost $6,586,348)	7,032,784

	PRIVATE EQUITY — 42.1%
—	Abbott Secondary Opportunities LP(b)(e)(h)	1,403,515
41,751	Affinity Beverages, LLC(b)(c)(d)(e)	174,999
159	Atlas Fintech Holdings Corp.(b)(c)(d)(e)	1,272,000
—	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund(b)(e)(h)	2,043,564
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(b)(c)(d)(e)(f)	4,382,644
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(b)(c)(d)(e)(f)	847,099
770,489	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(b)(c)(d)(e)(f)	4,486,230
1,543,074	Clearsense, LLC - Class C Preferred Shares(b)(c)(d)(e)(f)	11,087,054
—	Committed Advisors Secondary Fund III(b)(e)(h)	1,625,416
280,200	Content Management Live, LLC(b)(c)(d)(e)(f)	250,000
4,033,801	DSI Digital, LLC - Series A Convertible Preferred Units(b)(c)(d)(e)(f)	15,932,933
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(b)(e)(h)	1,055,628
6,785,282	GigaPro, Inc.(b)(c)(d)(e)(f)	12,050,750
10	GPB Automotive Portfolio LP(b)(e)(h)	255,007
—	Gravity Ranch Fund I LP(b)(e)(h)	23,043
—	Greenspring Opportunities V LP(b)(e)(h)	620,082
—	Level ATI HoldCo, LLC - Class A(b)(c)(d)(e)(f)	3,040,100

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2020 (Unaudited)

Shares, Principal Amount, or Units		Value
	PRIVATE EQUITY (CONTINUED)
—	Madryn Health Partners LP(b)(e)(h)	$2,146,767
3,500,000	Metro Diner, LLC - Series B Units(b)(c)(d)(e)	2,940,000
1,880,968	Metro Diner, LLC - Series II Common Units(b)(c)(d)(e)	1,795,895
—	PineBridge Secondary Partners IV SLP(b)(e)(h)	1,243,045
—	Star Mountain Diversified Credit Income Fund III LP(b)(e)(h)	954,323
—	Star Mountain Diversified Small Business Access Fund II LP(b)(e)(h)	1,016,825
635,838	Waratek, Ltd. - Series B-1(b)(c)(d)(e)(f)	2,459,894
756,826	Waratek, Ltd. - Series B-2(b)(c)(d)(e)(f)	3,050,556
—	WG Pitts Caribbean, LLC(b)(c)(d)(e)(f)	0
	TOTAL PRIVATE EQUITY (Cost $54,520,919)	76,157,369

	PRIVATE EQUITY DEBT — 6.9%
$1,966,667	Aetius Intermediate Company, LLC , 11.08%, 12/20/2023(b)(c)(e)	1,966,667
1,500,000	Atlas Fintech Holdings Corp. - Convertible Note, 8.00%, 6/20/2020(b)(c)(d)(e)	1,500,000
1,449,250	GigaPro, Inc. - Secured Note, 8.00%, 8/7/2021(b)(c)(d)(e)(f)	1,449,250
1,500,000	Sequin, Inc. - Convertible Note, 8.00%, 6/28/2022(b)(c)(d)(e)	1,500,000
500,000	The Work Shop Limited T/A RIP Global - Convertible Note, 10.00%, 5/22/2022(b)(c)(d)(e)	500,000
2,191,374	Waratek, Ltd. - Promissory Note, 12.00%, 3/25/2021(b)(c)(d)(e)(f)	3,811,989
2,000,000	WG Pitts Caribbean, LLC - Promissory Note, 10.00%, 10/12/2020(b)(c)(d)(e)(f)	1,815,748
	TOTAL PRIVATE EQUITY DEBT (Cost $10,681,251)	12,543,654

	PRIVATE REAL ESTATE INVESTMENTS — 9.7%
95,075	ARCTRUST, Inc.(b)(e)	1,239,896
23,529	Broadstone Net Lease, Inc.(b)(e)(h)	2,000,000
2,550,603	Carlyle Europe Realty Fund, S.C.Sp.(b)(e)(h)	2,782,703
157,812	Cottonwood Residential II, Inc.(b)(e)(h)	3,200,427
—	Cygnus Property Fund V, LLC(b)(e)(f)(h)	1,752,097
—	Harbert Seniors Housing Fund I LP(b)(e)(h)	1,336,047
—	Harbert Seniors Housing Fund II LP(b)(e)(h)	605,206
—	PCG Select Series I, LLC - Series A Preferred Stock(b)(e)(h)	274,038
789	PRISA III Fund LP(b)(e)(h)	1,490,197
—	RRA Credit Opportunity Fund LP(b)(e)(h)	1,137,797
56	Shopoff Land Fund III LP(b)(e)(h)	33,053
702,851	Stonehill Strategic Hotel Credit Opportunity Fund II LP(b)(d)(e)	985,896
—	Walton Street Real Estate Fund VIII LP(b)(d)(e)	684,784
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $16,650,392)	17,522,141

	PUBLIC REAL ESTATE INVESTMENTS — 0.3%
136,771	Highlands REIT, Inc.(b)(d)(e)	49,238
153,283	Inventrust Properties Corp.(b)(d)(e)	481,308
3,330	Phillips Edison Grocery Center(b)(c)(e)	36,961
	TOTAL PUBLIC REAL ESTATE INVESTMENTS (Cost $397,677)	567,507

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2020 (Unaudited)

Shares, Principal Amount, or Units		Value
	REAL ESTATE LOANS — 3.3%
$1,645,229	Airport Center Development Partners, LLC, 10.50%, 4/5/2020(b)(c)(e)	$1,645,229
1,741,602	GT Operating Company, Inc., 10.50%, 6/1/2020(b)(c)(e)	1,741,602
679,962	Park City (PCG), 12.00%, 6/1/2020(b)(c)(e)	679,962
1,851,568	Westgate at Powers, LLC, 12.00%, 6/1/2020(b)(c)(e)	1,851,567
	TOTAL REAL ESTATE LOANS (Cost $5,551,077)	5,918,360

	WARRANTS — 1.3%
100	Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date,12/30/2021(a)(b)(c)(d)(e)	87,956
44	Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date,12/30/2022(a)(b)(c)(d)(e)	26,642
475	Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date,12/30/2021(a)(b)(c)(d)(e)	1,091,788
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date,1/21/2028(a)(b)(c)(e)	1,846
492,610	Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date,1/22/2028(a)(b)(c)(d)(e)(f)	1,090,293
	TOTAL WARRANTS (Cost $0)	2,298,525

	SHORT-TERM INVESTMENTS — 3.2%
5,746,035	Fidelity Institutional Government Portfolio - Institutional Class, 1.11%(i)	5,746,035
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,746,035)	5,746,035

	TOTAL INVESTMENTS — 98.6% (Cost $154,210,615)	178,253,606
	Other assets less liabilities — 1.4%	2,482,518

	TOTAL NET ASSETS — 100.0%	$180,736,124

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

SLP – Special Limited Partnership

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Schedule of Investments - Continued

March 31, 2020 (Unaudited)

(a)	Non-income Producing
(b)	Illiquid Security. As of March 31, 2020 these securities amounted to $137,947,437 representing 76.33% of total net assets.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	Private Investment Company. As of March 31, 2020 these securities amounted to $84,570,970 representing 46.79% of total net assets.
(e)	Restricted Security. As of March 31, 2020 these securities amounted to $137,947,437 representing 76.33% of total net assets. Please refer to Investments in Restricted Securities, in the Notes to the Schedule of Investments.
(f)	Denotes an investment in an affiliated entity. Please refer to Investments in Affiliated Issuers, in the Notes to the Schedule of Investments.
(g)	Security is in default.
(h)	Private Fund. As of March 31, 2020 these securities amounted to $34,031,564 representing 18.83% of total net assets.
(i)	Represents the current rate as of March 31, 2020.

See accompanying notes to Schedule of Investments.

Wildermuth Endowment Fund

Notes to the Schedule of Investments

March 31, 2020 (Unaudited)

Investments in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on March 31, 2020 is as follows:

	Initial	Shares, Principal		Fair	% of Net
Security	Acquisition Date	Amount or Units	Cost	Value	Assets
Abbott Secondary Opportunities LP	April 13, 2017	-	1,073,183	$1,403,515	0.78%
Aetius Intermediate Company, LLC, 9.50%, 12/20/2023	December 26, 2019	1,966,667	1,966,667	1,966,667	1.09%
Affinity Beverages, LLC	February 21, 2020	41,751	175,000	174,999	0.10%
Airport Center Development Partners, LLC, 10.50%, 4/5/2020	September 28, 2018	1,645,229	1,595,872	1,645,229	0.91%
Altegris Millennium Fund LP	December 20, 2018	-	1,000,000	1,089,134	0.60%
ARCTRUST, Inc.	June 30, 2016	95,075	952,230	1,239,896	0.69%
Atlas Fintech Holdings Corp.	December 20, 2016	159	1,506,000	1,272,000	0.71%
Atlas Fintech Holdings Corp. - Convertible Note, 8.00%, 6/20/2020	June 20, 2019	1,500,000	1,500,000	1,500,000	0.83%
Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date 12/30/2021	December 20, 2016	100	-	87,956	0.05%
Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 12/30/2022	December 20, 2016	44	-	26,642	0.02%
Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date 12/30/2021	December 23, 2019	475	-	1,091,788	0.60%
Auda Capital SCS SICAV SIF- Auda Asia Secondary Fund	April 2, 2018	-	1,988,718	2,043,564	1.13%
Broadstone Net Lease, Inc.	September 12, 2019	23,529	2,000,000	2,000,000	1.11%
Brookwood SFL Investor Co-Investment Vehicle, LLC	November 3, 2017	-	978,730	1,630,603	0.90%
Carlyle Europe Realty Fund, S.C.Sp.	December 19, 2018	2,550,603	2,878,382	2,782,703	1.54%
Casillas Petroleum Resource Partners, LLC	October 11, 2016	-	952,711	1,286,160	0.71%
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	4,382,644	2.42%
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000	847,099	0.47%
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	770,489	2,835,394	4,486,230	2.48%
Clearsense, LLC - Class C Preferred Shares	February 20, 2019	1,543,074	6,799,865	11,087,054	6.13%
CM Funding, LLC	December 14, 2018	-	1,876,034	1,466,176	0.81%
Committed Advisors Secondary Fund III	March 30, 2017	-	1,217,261	1,625,416	0.90%
Content Management Live, LLC	December 17, 2019	280,200	232,564	250,000	0.14%
Cottonwood Residential II, Inc.	June 12, 2019	157,812	2,887,029	3,200,427	1.77%
CRC Bond Opportunity Trading Fund LP	June 7, 2019	-	2,500,000	2,696,750	1.49%
Cygnus Property Fund V, LLC	October 30, 2018	-	1,920,198	1,752,097	0.97%
Dog Wood Park of Northeast Florida, LLC, 9.50%, 12/21/2020	March 21, 2017	400,000	382,000	357,105	0.20%
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	4,033,801	5,950,000	15,932,933	8.82%
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	-	977,661	1,055,628	0.58%
EJF Trust Preferred Fund LP	August 23, 2017	-	579,861	781,542	0.43%
GigaPro, Inc.	August 8, 2019	6,785,282	10,204,618	12,050,750	6.67%
GigaPro, Inc. - Secured Note, 8.00%, 8/7/2021	August 8, 2019	1,449,250	1,449,250	1,449,250	0.80%
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	255,007	0.14%
Gravity Ranch Fund I LP	June 13, 2017	-	500,000	23,043	0.01%
Greenspring Opportunities V LP	January 18, 2018	-	559,000	620,082	0.34%
GT Operating Company, Inc., 10.50%, 6/1/2020	July 3, 2018	1,741,602	1,663,230	1,741,602	0.96%
Harbert Seniors Housing Fund I LP	February 24, 2017	-	1,142,154	1,336,047	0.74%
Harbert Seniors Housing Fund II LP	September 10, 2019	-	768,024	605,206	0.33%
Hauiki Hui, LLC, 9.50%, 1/1/2021	January 4, 2017	400,000	382,000	230,672	0.13%
Highlands REIT, Inc.	April 28, 2016	136,771	34,827	49,238	0.03%
Inventrust Properties Corp.	March 2, 2015	153,283	338,504	481,308	0.27%
Kayne Anderson Energy Fund VII LP	September 12, 2016	-	1,723,832	1,492,471	0.83%
LaGrange Senior Living, LLC	September 11, 2019	1,800,000	1,800,000	1,800,000	1.00%
Level ATI HoldCo, LLC - Class A	September 10, 2018	-	1,690,000	3,040,100	1.68%
Madryn Health Partners LP	September 28, 2018	-	2,036,181	2,146,767	1.19%
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	3,500,000	2,940,000	1.63%
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	-	1,795,895	0.99%
Park City (PCG), 10.50%, 6/1/2020	March 16, 2018	679,962	625,565	679,962	0.38%
PCG Select Series I, LLC - Series A Preferred Stock	June 23, 2016	-	561,950	274,038	0.15%
Phillips Edison Grocery Center	February 3, 2016	3,330	24,346	36,961	0.02%
PineBridge Secondary Partners IV SLP	September 19, 2017	-	1,084,000	1,243,045	0.69%
Polara Builder II, LLC - PIB Storage Owners, LLC	December 26, 2019	-	1,684,493	1,711,558	0.95%
Polara Builder II, LLC - Savannah Self Storage	February 27, 2019	-	2,303,010	3,016,936	1.67%
PRISA III Fund LP	September 26, 2017	789	1,315,954	1,490,197	0.82%
Rosebrook Opportunities Fund LP	February 2, 2017	-	1,506,487	1,647,302	0.91%
RRA Credit Opportunity Fund LP	December 12, 2017	-	932,667	1,137,797	0.63%
RS17 Rexburg Preferred, LLC	September 21, 2017	-	970,000	1,434,299	0.79%
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028	February 6, 2018	1,442	-	1,846	0.00%
Sequin, Inc. - Convertible Note, 8.00%, 6/28/2022	July 1, 2019	1,500,000	1,500,000	1,500,000	0.83%
Shopoff Land Fund III LP	April 28, 2015	56	40,203	33,053	0.02%
Star Mountain Diversified Credit Income Fund III LP	June 20, 2019	-	943,343	954,323	0.53%
Star Mountain Diversified Small Business Access Fund II LP	June 2, 2017	-	884,582	1,016,825	0.56%
Stonehill Strategic Hotel Credit Opportunity Fund II LP	July 18, 2016	702,851	702,850	985,896	0.55%
The Work Shop Limited T/A RIP Global - Convertible Note, 10.00%, 5/22/2022	November 22, 2019	500,000	500,000	500,000	0.28%
Thunder Investment Partners, LLC	November 2, 2018	-	2,080,000	1,481,117	0.82%
Tides Capital Gamma LP	November 30, 2018	-	1,000,000	818,056	0.45%
Walton Street Real Estate Fund VIII LP	May 24, 2017	-	548,751	684,784	0.38%
Waratek, Ltd. - Promissory Note, 12.00%, 3/25/2021	March 25, 2019	2,191,374	2,191,374	3,811,989	2.11%
Waratek, Ltd. - Series B-1 Shares	June 5, 2018	635,838	2,990,569	2,459,894	1.36%
Waratek, Ltd. - Series B-2 Shares	December 28, 2017	756,826	3,696,940	3,050,556	1.69%
Waratek, Ltd. - Series B-1 Shares, Exercise Price 0.01 Euro, Expiration Date 1/22/2028	June 5, 2018	492,610	-	1,090,293	0.60%
Westgate at Powers, LLC, 10.50%, 6/1/2020	January 17, 2018	1,851,568	1,666,410	1,851,567	1.02%
WG Pitts Caribbean, LLC	October 12, 2018	-	426,040	-	0.00%
WG Pitts Caribbean, LLC - Promissory Note, 10.00%, 10/12/2020	October 12, 2018	2,000,000	1,573,960	1,815,748	1.00%
			$109,520,474	$137,947,437

Investments in Affiliated Issuers - An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2020 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning balance January 1, 2020	Purchases or Conversions	Sales or Conversions	Change in securities meeting the definition of an affiliated investment	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value March 31, 2020	Investment Income
Atlas Fintech Holdings Corp.(1)	$1,260,336	$-	$-	$(1,506,000)	$245,664	$-	$-	$-	$-
Atlas Fintech Holdings Corp - Convertible Note 8.00%, 6/20/2020(1)	1,500,000	-	-	(1,500,000)	-	-	-	-	-
Atlas Fintech Holdings Corp. Exercise Price $13,000 Expiration Date 12/30/2021(1)	85,600	-	-	-	(85,600)	-	-	-	-
Atlas Fintech Holdings Corp. Exercise Price $14,950 Expiration Date 12/30/2022(1)	25,860	-	-	-	(25,860)	-	-	-	-
Atlas Fintech Holdings Corp. Exercise Price $8,000 Expiration Date 12/30/2021(1)	1,070,142	-	-	-	(1,070,142)	-	-	-	-
Casillas Petroleum Resource Parnters, LLC(1)	1,330,146	-	-	(952,711)	(377,435)	-	-	-	-
Clear Guide Medical, Inc. - Series A Preferred Stock	4,619,479	-	-	-	(236,835)	-	-	4,382,644	-
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	895,163	-	-	-	(48,064)	-	-	847,099	-
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	3,602,675	500,000	-	-	383,555	-	-	4,486,230	-
Clearsense, LLC - Class C Preferred Shares	6,842,784	3,150,000	-	-	1,094,270	-	-	11,087,054	110,770
Content Management Live, LLC(2)	250,000	30,200	-	-	(232,564)	-	202,364	250,000	-
CM Funding, LLC(2)	1,649,739	-	-	-	(183,563)	-	-	1,466,176	-
Cygnus Property Fund V, LLC	1,752,097	-	-	-	-	-	-	1,752,097	-
Dog Wood Park of Northeast Florida, LLC 9.50%, 12/21/2020(3)	-	-	-	400,000	(42,895)	-	-	357,105	33,384
DSI Digital, LLC - Series A Convertible Preferred Units(2)	14,016,338	950,000	-	-	966,595	-	-	15,932,933	140,493
GigaPro, Inc.(2)	12,606,750	-	-	-	(4,129,766)	-	3,573,766	12,050,750	-
GigaPro, Inc. - Secured Note, 8.00%, 8/7/2021(2)	893,250	556,000	-	-	452,517	-	(452,517)	1,449,250	21,959
Gravity Ranch Fund I LP(1)	177,946	-	-	(500,000)	322,054	-	-	-	-
Hauiki Hui, LLC, 9.50%, 1/1/2021	400,000	-	-	-	(169,328)	-	-	230,672	9,606
LaGrange Senior Living, LLC(2)	1,800,000	-	-	-	-	-	-	1,800,000	-
Level ATI HoldCo, LLC - Class A(2)	2,773,765	-	-	-	266,335	-	-	3,040,100	-
Polara Builder II, LLC - Lake Castleberry	1,067,990	-	(1,067,990)	-	(33,776)	33,776	-	-	6,395
Polara Builder II, LLC - PIB Storage Owners, LLC(2)	1,711,558	-	-	-	-	-	-	1,711,558	42,203
Polara Builder II, LLC - Savannah Self Storage(2)	2,846,616	-	-	-	170,320	-	-	3,016,936	58,311
RS17 Rexburg Preferred, LLC(2)	1,417,506	-	-	-	16,793	-	-	1,434,299	27,425
RRA Credit Opportunity Fund LP(1)	1,238,519	-	-	(1,093,481)	(145,038)	-	-	-	-
Sequin, Inc. - Convertible Note, 8.00%, 6/28/2022(1)	1,000,000	-	-	(1,000,000)	-	-	-	-	-
The Work Shop Limited T/A RIP Global - Convertible Note, 10.00%, 5/22/2022(1)	500,000	-	-	(500,000)	-	-	-	-	-
Tides Capital Gamma LP(2)	579,167	-	-	-	238,889	-	-	818,056	-
Thunder Investment Partners, LLC(2)	1,592,596	-	-	-	(111,479)	-	-	1,481,117	51,857
Waratek, Ltd. - Series B-1 Shares(2)	2,429,199	-	-	-	30,695	-	-	2,459,894	-
Waratek, Ltd. - Series B-2 Shares(2)	2,989,076	-	-	-	61,480	-	-	3,050,556	18,721
Waratek, Ltd. - Promissory Note, 12.00%, 3/25/2021(2)	3,100,615	691,374	-	-	20,000	-	-	3,811,989	57,265
Waratek, Ltd. - Series B-1 Shares, Exercise Price 0.01 Euro, Expiration Date 01/22/2028(2)	823,925	-	-	-	266,368	-	-	1,090,293	-
WG Pitts Caribbean, LLC(2)	426,036	-	-	-	(426,036)	-	-	-	-
WG Pitts Caribbean, LLC - Promissory Note, 10.00%, 10/12/2020(2)	1,573,960	-	-	-	241,788	-	-	1,815,748	87,261
	$80,848,833	$5,877,574	$(1,067,990)	$(6,652,192)	$(2,541,058)	$33,776	$3,323,613	$79,822,556	$665,650

(1)	Affiliated security as December 31, 2019, but no longer meeting the 5% ownership in voting securities definition for the period ended March 31, 2020. The inclusion in the table above is to provide the net change for affiliated securities as a whole. The security is held in the portolio, see the Schedule of Investments for the current value.
(2)	Affliated investments for which ownership exceeds 25% of the Investment Fund's Capital.
(3)	Security was held in the portfolio as of December 31, 2019 but did not meet the definition of an affiliated investment.